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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 06/30/2005
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                07/13/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet
As of 6/30/2005
Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Asset Types listed include 010, 020, 030, 035, 080. Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                        Voting Authority
                                                                        Investment --------------------------
                                               Market Value    Units      Powers     Full    Partial   None
                                              -------------- ---------- ---------- --------- ------- --------
ABBOTT LABS........    Common Stock 002824100 $ 1,399,578.57  28,557.00     FULL   27,857.00           700.00
ABBOTT LABS........    Common Stock 002824100 $   283,816.91   5,791.00  PARTIAL    4,716.00         1,075.00
AIR PRODS & CHEMS
 INC...............    Common Stock 009158106 $   295,470.00   4,900.00     FULL    4,900.00
AMERICAN INTL
 GROUP INC.........    Common Stock 026874107 $   915,888.46  15,764.00     FULL   15,132.00           632.00
AMGEN INC..........    Common Stock 031162100 $   293,412.38   4,853.00     FULL    4,603.00           250.00
AUTOMATIC DATA
 PROCESSING
 INC...............    Common Stock 053015103 $   499,107.24  11,892.00     FULL   11,392.00           500.00
BP PLC SPONS ADR...        American 055622104 $   593,670.46   9,517.00     FULL    9,517.00
                         Depository
                           Receipts
BANK OF AMERICA
 CORP..............    Common Stock 060505104 $   806,658.46  17,686.00     FULL   17,086.00           600.00
BANK OF AMERICA
 CORP..............    Common Stock 060505104 $   233,067.10   5,110.00  PARTIAL    4,910.00           200.00
BELLSOUTH CORP.....    Common Stock 079860102 $   341,982.47  12,871.00     FULL   12,071.00           800.00
CHEVRON
 CORPORATION.......    Common Stock 166764100 $   607,626.72  10,866.00     FULL    9,630.00         1,236.00
CISCO SYS INC......    Common Stock 17275R102 $   571,579.56  29,957.00     FULL   28,557.00         1,400.00
CITIGROUP INC......    Common Stock 172967101 $   729,740.56  15,785.00     FULL   15,385.00           400.00
CITIGROUP INC......    Common Stock 172967101 $   226,110.93   4,891.00  PARTIAL    4,891.00
DANAHER CORP.......    Common Stock 235851102 $   274,994.36   5,254.00     FULL    5,254.00
DELL INC...........    Common Stock 24702R101 $   644,105.58  16,323.00     FULL   15,571.00           752.00
DOMINION
 RESOURCES INC.....    Common Stock 25746U109 $   414,433.33   5,647.00     FULL    5,224.00           423.00

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
                                                                                        Voting Authority
                                                                        Investment --------------------------
                                               Market Value    Units      Powers     Full    Partial   None
                                              -------------- ---------- ---------- --------- ------- --------
ECOLAB INC.........    Common Stock 278865100 $   308,229.00   9,525.00     FULL    9,525.00
EMERSON ELEC
 CO................    Common Stock 291011104 $   231,731.00   3,700.00     FULL    3,700.00
EXXON MOBIL
 CORP..............    Common Stock 30231G102 $ 3,635,782.09  63,264.00     FULL   62,376.00           888.00
EXXON MOBIL
 CORP..............    Common Stock 30231G102 $   608,507.81  10,588.27  PARTIAL   10,588.27
F P L GROUP INC....    Common Stock 302571104 $   441,966.48  10,508.00     FULL    9,694.00           814.00
FIFTH THIRD
 BANCORP...........    Common Stock 316773100 $   314,621.14   7,642.00     FULL    7,642.00
FORTUNE BRANDS
 INC...............    Common Stock 349631101 $   223,953.60   2,522.00     FULL    2,522.00
GENERAL ELEC
 CO................    Common Stock 369604103 $ 3,345,422.86  96,549.00     FULL   92,349.00         4,200.00
GENERAL ELEC
 CO................    Common Stock 369604103 $   859,112.10  24,794.00  PARTIAL   21,551.00         3,243.00
GENERAL MILLS
 INC...............    Common Stock 370334104 $   209,899.94   4,486.00     FULL    4,486.00
HOME DEPOT INC.....    Common Stock 437076102 $   679,699.70  17,473.00     FULL   15,321.00         2,152.00
ILLINOIS TOOL WKS
 INC...............    Common Stock 452308109 $   241,908.48   3,036.00     FULL    2,976.00            60.00
INTEL CORP.........    Common Stock 458140100 $   428,055.02  16,451.00     FULL   14,851.00         1,600.00
INTERNATIONAL
 BUSINESS
 MACHINES
 CORP..............    Common Stock 459200101 $   383,985.00   5,175.00     FULL    4,775.00           400.00
JACOBS ENGR
 GROUP INC.........    Common Stock 469814107 $   277,080.50   4,925.00     FULL    4,925.00
JOHNSON &
 JOHNSON...........    Common Stock 478160104 $ 1,146,210.00  17,634.00     FULL   16,123.00         1,511.00
JOHNSON &
 JOHNSON...........    Common Stock 478160104 $   208,390.00   3,206.00  PARTIAL    2,531.00           675.00
MASCO CORP.........    Common Stock 574599106 $   321,570.00  10,125.00     FULL    9,625.00           500.00
MICROSOFT CORP.....    Common Stock 594918104 $   653,366.52  26,303.00     FULL   25,149.00         1,154.00
MORGAN
 STANLEY...........    Common Stock 617446448 $   489,597.57   9,331.00     FULL    8,775.00           556.00
PATTERSON COS
 INC...............    Common Stock 703395103 $   245,631.50   5,450.00     FULL    4,850.00           600.00

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
                                                                                        Voting Authority
                                                                        Investment --------------------------
                                               Market Value    Units      Powers     Full    Partial   None
                                              -------------- ---------- ---------- --------- ------- --------
PEPSICO INC........    Common Stock 713448108 $ 1,148,924.72  21,304.00     FULL   20,504.00           800.00
PEPSICO INC........    Common Stock 713448108 $   204,502.56   3,792.00  PARTIAL    3,692.00           100.00
PFIZER INC.........    Common Stock 717081103 $   703,758.86  25,517.00     FULL   24,217.00         1,300.00
PROCTER & GAMBLE
 CO................    Common Stock 742718109 $   902,288.75  17,105.00     FULL   16,905.00           200.00
PROCTER & GAMBLE
 CO................    Common Stock 742718109 $   225,242.50   4,270.00  PARTIAL    4,270.00
ROYAL DUTCH PETE           American
 CO................      Depository
                           Receipts 780257804 $   253,110.00   3,900.00     FULL    3,500.00           400.00
S B C
 COMMUNICATIONS
 INC...............    Common Stock 78387G103 $   352,212.52  14,830.00     FULL   14,030.00           800.00
STAPLES INC........    Common Stock 855030102 $   689,796.00  32,400.00     FULL   31,050.00         1,350.00
STATE STR CORP.....    Common Stock 857477103 $   215,918.75   4,475.00     FULL    4,475.00
SUN LIFE FINANCIAL
 INC...............    Common Stock 866796105 $   467,857.10  13,883.00     FULL   13,883.00
SUDBAY CHRYSLER
 TRUST.............    Common Stock 87507U991 $   421,501.99     700.00     FULL      700.00
TEVA                       American
 PHARMACEUTICAL          Depository
 INDS LTD A D R....        Receipts 881624209 $   308,286.00   9,900.00     FULL    9,300.00           600.00
3M CO..............    Common Stock 88579Y101 $   417,894.00   5,780.00     FULL    5,780.00
UNITED
 TECHNOLOGIES
 CORP..............    Common Stock 913017109 $   379,168.40   7,384.00     FULL    7,384.00
VERIZON
 COMMUNICATIONS
 INC...............    Common Stock 92343V104 $   949,675.93  27,487.00     FULL   26,779.00           708.00
VERIZON
 COMMUNICATIONS
 INC...............    Common Stock 92343V104 $   257,979.15   7,466.84  PARTIAL    7,074.84           392.00
WACHOVIA CORP......    Common Stock 929903102 $   545,550.40  10,999.00     FULL   10,999.00
WACHOVIA CORP
 2ND NEW........... Preferred Stock 929903201 $       125.92  25,176.00     FULL   25,176.00
WAL MART STORES
 INC...............    Common Stock 931142103 $   551,167.01  11,435.00     FULL   11,435.00
WELLS FARGO &
 CO................    Common Stock 949746101 $   330,068.80   5,360.00     FULL    4,860.00           500.00
WELLS FARGO &
 CO................    Common Stock 949746101 $   472,626.50   7,675.00  PARTIAL    7,675.00
WYETH..............    Common Stock 983024100 $   823,383.50  18,503.00     FULL   18,503.00
                        Grand Total           $35,007,002.76 837,693.10